Property, Plant and Equipment	6 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant, and equipment as of March 31, 2023 and September 30, 2022 consisted of the following:

	March 31, 2023	September 30, 2022
Buildings	$3,095,213	$2,988,217
Machinery and equipment	10,180,967	9,776,164
Transportation vehicles	1,051,261	1,014,921
Office equipment	649,251	626,808
Total property, plant, and equipment, at cost	14,976,692	14,406,110
Less: accumulated depreciation	(9,098,585)	(8,416,974)
Property, plant, and equipment, net	$5,878,107	$5,989,136

Depreciation expense was $374,321 and $406,686 for the six months ended March 31, 2023 and 2022, respectively. The Company had no impairment and disposal of property, plant and equipment for the six months ended March 31, 2023 and 2022.